real estate joint ventures - Net income (loss) and comprehensive income (loss) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
real estate joint ventures
Interest expense	$ 153	$ 143	$ 311	$ 281
Net income	397	396	809	818
Comprehensive income	463	435	821	917
Real estate joint ventures
real estate joint ventures
Revenue from investment property	8	8	16	17
Revenue from sale of residential condominiums		11		13
Depreciation and amortization	2	2	4	4
Interest expense	2	2	4	4
Net income	(3)	4	(2)	6
Capitalized financing costs	2	$ 1	4	$ 2
Provision for income taxes of the partners recognized in net income and comprehensive income	$ 0		$ 0		$ 0